WILLIAM EVERS
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-5027
                                                                   Fax: 314-3959

[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                    September 7, 2007
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: Separate Account FP of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-17669 and 811-04335; 333-17665
               and 811-04335; 333-17671 and 811-04335; 333-17641 and 811-04335;
               333-17637 and 811-04335; 333-17663 and 811-04335; 333-17639 and
               811-04335; 333-17625 and 811-04335; 333-115985 and 811-04335;
               333-76130 and 811-04335; 333-103199 and 811-04335; 333-103202
               and 811-04335; 333-132200 and 811-04335; 333-134307 and 811-04335
               (Incentive Life, Incentive Life 2000,Champion 2000, Survivorship 2000 and Survivorship Incentive Life, SP-Flex, Incentive Life Plus and Incentive Life and Special Offer Policy, IL Protector, IL COLI II, Accumulator Life, Paramount Life, Incentive Life '02 and Incentive Life '06, Survivorship Incentive Life '02, IL COLI and IL COLI '04, and Incentive Life Legacy, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
       AXA Aggressive Allocation;
       AXA Conservative Allocation;
       AXA Conservative-Plus Allocation;
       AXA Moderate Allocation;
       AXA Moderate-Plus Allocation;
       Multimanager Aggressive Equity;
       Multimanager Core Bond;
       Multimanager Health Care;
       Multimanager High Yield;
       Multimanager International Equity;
       Multimanager Large Cap Core Equity;
       Multimanager Large Cap Growth;
       Multimanager Large Cap Value;
       Multimanager Mid Cap Growth;
       Multimanager Mid Cap Value;
       Multimanager Small Cap Growth;
       Multimanager Small Cap Value;
       Multimanager Technology

  o  EQ Advisors Trust
     Underlying funds:
       EQ/AllianceBernstein Common Stock;
       EQ/AllianceBernstein Growth and Income;
       EQ/AllianceBernstein Intermediate Government Securities;
       EQ/AllianceBernstein International;
       EQ/AllianceBernstein Large Cap Growth;
       EQ/AllianceBernstein Quality Bond;
       EQ/AllianceBernstein Small Cap Growth;
       EQ/AllianceBernstein Value;
       EQ/Ariel Appreciation II;
       EQ/AXA Rosenberg Value Long/Short Equity
       EQ/BlackRock Basic Value Equity;
       EQ/BlackRock International Value;
       EQ/Boston Advisors Equity Income;
       EQ/Calvert Socially Responsible;
       EQ/Capital Guardian Growth;
       EQ/Capital Guardian Research;
       EQ/Capital Guardian U.S. Equity;
       EQ/Caywood-Scholl High Yield Bond;
       EQ/Equity 500 Index;
       EQ/Evergreen International Bond;
       EQ/Evergreen Omega;
       EQ/FI Mid Cap;
       EQ/GAMCO Mergers and Acquisitions;
       EQ/GAMCO Small Company Value;
       EQ/International Growth;
       EQ/Janus Large Cap Growth;
       EQ/JPMorgan Core Bond;
       EQ/JPMorgan Value Opportunities;
       EQ/Legg Mason Value Equity;
       EQ/Long Term Bond;
       EQ/Lord Abbett Growth and Income;
       EQ/Lord Abbett Large Cap Core;
       EQ/Lord Abbett Mid Cap Value;
       EQ/Marsico Focus;
       EQ/Money Market;
       EQ/Montag & Caldwell Growth;
       EQ/PIMCO Real Return;
       EQ/Short Duration Bond;
       EQ/Small Company Index;
       EQ/TCW Equity;
       EQ/UBS Growth and Income;
       EQ/Van Kampen Comstock;
       EQ/Van Kampen Emerging Markets Equity;
       EQ/Van Kampen Mid Cap Growth;
       EQ/Wells Fargo Montgomery Small Cap;
       MarketPLUS International Core;
       MarketPLUS Large Cap Core;
       MarketPLUS Large Cap Growth;
       MarketPLUS Mid Cap Value;

  o  Davis Variable Account Fund, Inc.
     Underlying fund:
       Davis Value

  o  MFS Variable Insurance Trust
     Underlying fund:
       MFS Mid Cap Growth

  o  PIMCO Advisors VIT
     Underlying fund:
       OpCap Renaissance

  o  PIMCO Variable Insurance Trust
     Underlying fund:
       PIMCO Total Return

  o  The Universal Institutional Funds, Inc.
     Underlying fund:
       U.S. Real Estate

  o  Vanguard Variable Insurance Fund
     Underlying fund:
       Vanguard VIF Equity Index

  o  Variable Insurance Products Fund
     Underlying funds:
       Fidelity VIP Equity Income;
       Fidelity VIP Value

  o  Variable  Insurance  Products Fund II
     Underlying  funds:
       Fidelity VIP Asset Manager Growth;
       Fidelity VIP Contrafund;
       Fidelity VIP High Income;
       Fidelity VIP Investment Grade Bond

  o  Variable  Insurance  Products Fund III
     Underlying  funds:
       Fidelity VIP Growth & Income;
       Fidelity VIP Mid Cap;
       Fidelity VIP Value Strategies

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-5027.


                                                     Very truly yours,

                                                     /s/ William Evers
                                                     ------------------
                                                     William Evers


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104